Financial Instruments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Cash		R$ 229	R$ 41
Short-term bank deposits		646,304	255,407
Foreign currency cash and investments abroad	[1]	23,908	9,648
Total cash and cash equivalents		R$ 670,441	R$ 265,096	R$ 211,702	R$ 1,793,937

[1]	Refers to highly liquid financial investments in U.S. Dollars.